Main Regulations	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Main Regulations
35. MAIN REGULATIONS
The main regulatory framework under which the Group carries on its business activities is described below. However, the purpose of this section is not to provide an exhaustive description of all the regulations governing the Group’s business.
35.a) Regulations applicable to the hydrocarbon industry
35.a.1) Hydrocarbons Law
Law No. 17,319 of 1967 and its numerous amendments, including Law No. 27,007 of 2014, establish the general principles governing the exploration, exploitation, industrialization, transportation, and commercialization of hydrocarbon resources in Argentina (“Hydrocarbons Law”). Likewise, in 2024, the Bases Law incorporated new amendments to the Hydrocarbons Law (see Note 35.l)). The most relevant aspects are as follows:

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Liquid and gaseous hydrocarbon reservoirs located in Argentine territory and its continental shelf belong to the Argentine Government or the provinces, depending on their territorial location. Activities related to hydrocarbon exploration, exploitation, industrialization, transportation and commercialization shall be undertaken by state-owned, private or mixed ownership companies, under the provisions of the Hydrocarbons Law and the regulations issued by the PEN. Also, these companies shall be registered with the Registry of Oil Companies created under SE Resolution No. 407/2007, under which a technical and financial analysis of those companies is conducted on an annual basis. Companies not registered are not authorized to undertake activities in oilfields located in Argentine territory.

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The terms for exploration permits are set at each call for bids by the enforcement authority, according to the exploration objective: (i) permit for conventional exploration concessions, the term is divided into 2 periods of up to 3 years each, plus an optional extension of up to 5 years; (ii) permit for unconventional exploration, the term is divided into 2 periods of up to 4 years each, plus an optional extension of up to 5 years; and (iii) permit for exploration in continental shelf and territorial waters, the term is divided into 2 periods of 3 years each, which may be extended for 1 year each.

The terms for exploitation concessions, which shall run from the date the concession is awarded under the respective regulation, shall be as follows: (i) conventional exploitation concession: 25 years; (ii) unconventional exploitation concession: 35 years; and (iii) exploitation concession in continental shelf and territorial waters: 30 years. Also, at least one year prior to the expiration of the concession, the holder of the exploitation concession may request an unlimited number of concession extensions, each for a term of 10 years.

Since the issuance of the Bases Law, the request for conversion of a conventional exploitation concession into an unconventional exploitation concession will only be available until December 31, 2028, and its term will be 35 years without extensions.
Additionally, for new exploitation concessions, the national or provincial Executive Branch, as applicable, at the time of defining the terms and conditions of the bidding, may determine in a reasoned manner other terms of up to 10 years more than those provided for in the Hydrocarbons Law.

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Holders of exploitation concessions may obtain a transportation concession to evacuate their production. Thus, the term of transportation concessions originating from a conventional exploitation concession will be 25 years, and those originating from an unconventional exploitation concession will be 35 years, counted from the date of the concession award plus any extension of the terms which may be granted.

Since the issuance of Decree No. 115/2019, the term of transportation concessions awarded through a bidding process will be 35 years from the date of award, which may be extended for an additional term of 10 years. Additionally, holders of transportation concessions granted from the effective date of such decree and expansions of facility capacity in transportation concessions granted prior to such date and carried out thereafter, may ensure firm service capacity to shippers through capacity reservation contracts. These contracts may be freely negotiated regarding their allocation modality, prices and volumes. The uncontracted capacity and the unused contracted capacity shall be subject to the tariff to be approved by the enforcement authority.
Since the issuance of the Bases Law, the legal figure of “transportation concession” is replaced by the figure of “transportation authorization”. Also, it establishes that exploitation concessions and transportation concessions granted prior to the enactment of the Bases Law will continue under the legal figure of “concession” and governed until their expiration by the legal framework existing at the date of approval of the Bases Law.

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Holders of exploration permits and exploitation concessions shall pay: (i) annually in advance, a fee per each square kilometer or fraction, according to the scale specified by the PEN; and (ii) a percentage between 12% and 18% of wellhead production of the liquid hydrocarbons extracted by way of royalty, allowing the national or provincial Executive Branch, as appropriate, and as grantors of such concessions, to reduce this rate up to 5% considering the productivity, conditions and location of the wells. In addition, they are subject to federal, provincial and municipal taxes, customs duties on imports and exports, and, during the effective term of the exploration permit or exploitation concession, to the tax regime established under the Hydrocarbons Law.

Since the issuance of the Bases Law, the royalties to be paid to the enforcement authority in exploitation concession bidding processes will be offered by the concessionaire, determining that the royalty to be offered will be 15% plus or minus a percentage at the bidder’s discretion.
Additionally, the fee for each square kilometer or fraction thereof that a holder of an exploration permit or an exploitation concession must pay annually and in advance shall be calculated according to a scale determined by the price of a barrel of oil quoted on the “Frontline ICE Brent”.

-	Default on the obligations arising under permits and concessions may cause the expiration of the terms, or the imposition of fines by the enforcement authority, as specified in the Hydrocarbons Law.

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Since the issuance of the Bases Law, international trade of hydrocarbons and/or its derivatives will be free, according to the terms and conditions established by the PEN, and exploration permit holders and/or exploitation concessionaires, refiners and/or marketers may freely export hydrocarbons and/or their derivatives, subject to the SE’s non-objection.

Decree No. 1,057/2024 established that the free exercise of the right to export hydrocarbons and/or their derivatives may not be interrupted, nor be reviewed again once certain deadlines have passed, during the entire period or program of shipments or deliveries not objected to by the SE, and the requirements established in said decree must be complied with for this purpose, except in the event of exceptional circumstances which objectively compromise the security of supply in the domestic market. For those exports of hydrocarbons and/or their derivatives whose period or program of shipments or deliveries exceeds 1 year, the interested party must prove the right to dispose of the export volumes and in the deadlines committed.
Likewise, it provided that the SE may object in whole or in part to the export of hydrocarbons and/or their derivatives, only based on the technical and/or economic reasons that affect the security of supply in the domestic market. Additionally, it establishes that the SE may object totally or partially to exports due to significant and unforeseen variations in the prices of hydrocarbons and/or their derivatives in the domestic market, on a temporary basis and until this situation has ended.

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Since the issuance of the Bases Law, hydrocarbon processing and natural gas storage activities are incorporated, for which the national or provincial Executive Branch, as applicable, may grant storage and/or processing authorizations.

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Owners of projects and/or facilities for the conditioning, separation, fractionation, liquefaction and/or any other hydrocarbon industrialization process may request an authorization to transport hydrocarbons and/or their derivatives to their industrialization facilities and from them to subsequent industrialization or commercialization process centers and/or facilities.

Decree No. 1,057/2024 establishes that for the holders of such projects and/or facilities whose construction, installation or operation had been authorized prior to the entry into force of the Bases Law, it is not mandatory to process the conversion to authorizations under the scheme of said law.
Those authorized to process hydrocarbons are required to process hydrocarbons from third parties up to a maximum of 5% of the capacity of their facilities.
Additionally, the Bases Law incorporated amendments to the Hydrocarbons Law regarding the regulations applicable to the transportation, processing, storage, distribution and commercialization of natural gas, which are described in Note 35.c.1).
Also, title to hydrocarbon resources was transferred by the Argentine Government to the provinces under the following laws and decisions which amended the Hydrocarbons Law:

-	In 1992, Law No. 24,145 approved the transfer of hydrocarbon reserves to the provinces where they are located.

-	In 1994, the Argentine National Constitution was amended. Under this amendment, the provinces were granted the primary control of natural resources within their territories.

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In 2003, under Decree No. 546, the right to award exploration permits and/or exploitation concessions and transportation concessions in certain locations designated as transfer areas, as well as in other areas designated by competent provincial authorities, was transferred to the provinces.

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In 2007, Law No. 26,197 recognized that hydrocarbon reservoirs, in compliance with Article 124 of the Argentine National Constitution (including reservoirs for which concessions were awarded prior to 1994) were owned by the provinces and granted them right to administer such reservoirs.

35.a.2) YPF Privatization Law
In 1992, Law No. 24,145 (“Privatization Law”) privatized Yacimientos Petrolíferos Fiscales Sociedad del Estado, YPF’s predecessor company, and decided the transfer of hydrocarbon fields from the Argentine Government to the provinces, subject to the existing rights of the holders of exploration permits and exploitation concessions. Under the Privatization Law, the Company was awarded exploration permits and exploitation concessions which are the original titles to numerous concessions that are currently operated by YPF.
35.a.3) CENCH in the Province of Neuquén
On December 16, 2021, the Province of Nequén published Decree No. 2,183/2021 whereby approved Resolution No. 53/2020, as amended by Resolution No. 142/2021, which regulate the award of a CENCH in the province.
The aforementioned resolutions: (i) established the parameters applicable to the pilot plan to be submitted in order to apply for a CENCH and the technical criteria to define the territorial area of the CENCH; (ii) created the Area Extension Bonus for the area exceeding the pilot plan area; (iii) required the presentation of an annual update of a Continuous Development Plan during the mass production stage, and (iv) specified that commitments undertaken for the year following each presentation and update of the Continuous Development Plan should be firm commitments.
35.b) Regulations applicable to the Downstream activities
35.b.1) Regulation related to liquid hydrocarbon exports
Exports of crude oil, gasoline and diesel, among other goods, are subject to the registration provided for under Decree No. 645/2002 and SRH Resolution No.
E-241/2017,
as amended by SSHyC Resolution No. 329/2019.
In order to obtain an export permit, companies interested in exporting these products should enter export transactions in a register and ensure they have given the possibility of acquiring the products to interested potential domestic market agents.
On March 28, 2023, SE Resolution No. 175/2023 was published, creating a special regime for the registration of crude petroleum oils and oils obtained from bituminous minerals through cross-border crude oil pipelines. In order to obtain the export permit, entities will be required to prove to the SSHyC that the respective export does not affect domestic market supply. The permit shall indicate the export volume authorized for a minimum term of 1 year from the date the permit was granted.
Decree No. 1,057/2024 (see Note 35.l)) provided that the SE shall keep a record of the export operations that were notified, those that were objected to, and those that were actually carried out. This decree establishes that, until its repeal or modification is ordered, exclusively with regard to the registration of such operations, Decree No. 645/2002, SRH Resolution No.
E-241/2017
and its amendment Disposition No. 329/2019 of the SSHyC, and Resolution SE No. 175/2023 will continue to be applicable. In addition, it determines that the SE must make the corresponding regulatory adjustments for these and all other regulations referring to exports of hydrocarbons and/or their derivatives in order to comply with the objectives established in the Bases Law (see Note 35.l)) and the Hydrocarbons Law (see Note 35.a.1)).
In addition, the provisions regulating the export of hydrocarbons and/or their derivatives are described in the Hydrocarbons Law (see Note 35.a.1)).

35.b.2) Refined products
Resolution No. 5/2016 issued by the former SRH, which replaced Annex II to SE Resolution No. 1,283/2006, established specifications for grades 2 and 3 of diesel and gasoline, which include changes in the content of lead, manganese, oxygen and ethanol, and, more significantly, in relation to sulphur, demanding oil and gas companies to implement a plan to reduce sulphur limits to 50 mg/kg for gasoline grade 2, to 10 mg/kg for gasoline grade 3 and up to 350 mg/kg for diesel grade 2. In order to meet the new specifications, oil and gas companies had to submit to the enforcement authority a detailed schedule of the investment program for the following years.
Through SE Resolution No. 576/2019, which modified former SRH Resolution No. 5/2016, new specifications were established for gasoline grade 2 and diesel grade 2, and the deadline to meet these requirements regarding sulphur content in gasoline grade 2 was extended since January 1, 2024. As of that date, the specifications that apply to gasoline grade 2 establish a maximum sulphur content of 50 mg/kg.
However, through SE Resolution No. 492/2023 a specific mechanism was established to defer the effective date of the specifications of SE Resolution No. 576/2019 in accordance with the schedules detailed by each oil and gas company to reach the required specifications. In this sense, in relation to the detailed schedule of the investment program submitted by the Company, the enforcement authority decided to extend, on several occasions, the deadline to comply with the specifications for gasoline grade 2 produced at the La Plata Industrial Complex until June 30, 2024, and for diesel grade 2 produced at the Luján de Cuyo Industrial Complex until July 1, 2026. Therefore, the Company is currently executing the last activities in compliance with the applicable resolution, having completed those related to the La Plata Industrial Complex.
35.b.3) Regulatory framework associated with the LPG industry
Law No. 26,020 of 2005 (“LPG Law”), amended by Decree No. 446/2025, establishes the regulatory framework for the LPG industry, covering all activities related to the production, fractionation, bottling, transportation, storage, distribution and sale of LPG, declared of public interest by said law. It also establishes (i) the free import of LPG, (ii) the free export of LPG once the supply of the domestic market is ensured and (iii) the sale of LPG by producers to the domestic market up to the export parity price.
Under the LPG Law, the Argentine Government launched several incentive programs for the supply of the domestic market (see Note 35.f.2)).
35.c) Regulations applicable to natural gas and LNG activities
35.c.1) Transportation, processing, storage, distribution and commercialization of natural gas
Law No. 24,076 (“Gas Law”), which was enacted in 1992, together with its Regulatory Decree No. 1,738/1992, as amended by the Bases Law (see Note 35.l)), regulate natural gas public transportation and distribution services.
The Gas Law created the ENARGAS to administer and enforce the legal framework adopted for the transportation, distribution and commercialization of natural gas.
Natural gas transportation and distribution systems are divided into 2 main natural gas pipelines, the Northern and Southern systems, operated by transportation companies and 9 regional distribution companies. These systems operate under the open access principle, whereby natural gas suppliers have access to the available capacity without discrimination. Also, under the Gas Law, transportation companies are not allowed to buy or sell natural gas (with certain exceptions) and certain forms of cross-ownership among producers, transporters, distributors and sellers is forbidden.
The domestic wholesale demand of natural gas is divided into 4 segments: (i) priority demand supplied by distribution companies (residential demand and other non-industrial
users, hereinafter the “Distribution”); (ii) thermoelectric generation; (iii) industrial demand; and (iv) compressed natural gas (“CNG”).
Regarding commercialization, the Gas Law provides that prices shall result from the free interaction of supply and demand and established the right to transfer the acquisition cost of natural gas to users of the distribution system.

However, regulations applicable to natural gas commercialization were affected by the declaration of public emergency under Law No. 25,561 enacted on January 6, 2002 (“Public Emergency Law” of 2002), the financial crisis of 2001, the end of the convertibility regime and the freezing of transportation and distribution tariffs. Thus, a series of provisional decisions modified the pricing system and the volumes tendered, among which the following stand out: regulations seeking to establish agreements between producers and the SE to ensure offer volumes and an interim process for price reconversion; rules regulating natural gas dispatch to redirect injected natural gas and other mechanisms to ensure the supply of the priority demand (Distribution segment).
In 2017, after the Public Emergency Law of 2002 ceased to be effective, a transition process began for the supply of the Distribution segment, which comprised: calling upon producers and ENARSA to reach an agreement on the basic conditions (“Framework Agreement”) for the supply of natural gas effective from January 1, 2018 to December 31, 2019; establishing a mechanism for competitive bidding for the term April 2019 - March 2020 and the subsequent renewal (instructed by the SE) of the contracts resulting from the bidding process until the expiration of the term established in Article 5 of Law No. 27,541 (the Solidarity Law declaring the public emergency of the energy sector).
From January 1, 2021, since the approval of the Plan GasAr 2020-2024 by Decree No. 892/2020 (see Note 35.f.1)), the demand from the Distribution segment and most of the demand from the thermoelectric generation segment are duly supplied, and therefore, the prices received by producers supplying these segments are established through the bidding process provided for thereunder.
The sale of natural gas to the thermoelectric generation segment was regulated by former SE Resolution No. 95/2013, Article 8, whose effectiveness was reestablished by Resolution No. 12/2019 issued by Ministry of Productive Development, under which CAMMESA had provisionally been assigned the role to acquire and supply fuels without cost to generators which do not have natural gas supply contracts currently in force. From March 1, 2025, since SE Resolution No. 21/2025, generators are authorized to make their fuel purchases (see Note 35.d) “CAMMESA” section).
Also, sales to the industrial segment, as well as to the CNG segment (modified by Decree No. 892/2020 and SE Resolution No. 447/2020) are based on the free negotiation between producers or sellers and clients.
Likewise, the Bases Law and Decree No. 1,057/2024 (see Note 35.l)) introduced the following amendments:

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The figure of “underground natural gas storage authorizations in depleted natural hydrocarbon reservoirs” was incorporated, and the possibility for holders of an underground natural gas storage permit to apply for a hydrocarbon transportation authorization was established.

-	The distinction of types of concessions, authorizations and transportation licenses was regulated, identifying natural gas transportation licenses and/or their extensions granted under the Gas Law.

-	The Hydrocarbons Law was amended incorporating the activities of processing and storage of natural gas, as described in Note 35.a.1).

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The possibility to request authorization to transport hydrocarbons for owners of projects and/or facilities for the conditioning, separation, fractionation, liquefaction and/or any other hydrocarbon industrialization process.

Decree No. 1,053/2018
Following the expiration of the Public Emergency Law of 2002 in December 2017, and a few months after the implementation of the transition scheme, which included the agreement on the basic conditions for the supply of the Distribution segment, the performance of the contracts executed under the mentioned agreement was affected by a sharp devaluation of the peso in 2018 and by the decision of distributors to pay a natural gas price based on the exchange rate implicit in the tariff scheme approved for the 2018 winter period (lower than the price established under the Framework Agreement and the individual contracts). This triggered a renegotiation process of individual agreements with prices in U.S. dollars, which resulted in a reduction in the price of natural gas applicable to the October 2018 - December 2018 period, with no agreement being reached regarding the exchange rate differences to be contemplated.
On November 16, 2018, Decree No. 1,053/2018 was published, whereby the Argentine Government decided to take over, with respect to distributors and producers who had adhered to the scheme, the payment of the accumulated daily differences on a monthly basis between the price of natural gas purchased by distributors and the price of natural gas included in the tariff schemes effective from April 1, 2018 to March 31, 2019, in 30 consecutive monthly installments beginning on October 1, 2019.
Also, this decree established that since April 1, 2019, contracts between natural gas producers and distributors shall provide that the higher cost due to exchange rate variations shall never be transferred to natural gas full-service users.
On October 25, 2019, YPF adhered to the regime established under such decree, under which the Argentine Government has only paid the first installment, the remaining unpaid accrued as of the date of issuance of these consolidated financial statements.
On December 14, 2020, Law No. 27,591 was published, approving the budget for fiscal year 2021, and overruling Decree No. 1,053/2018.
The Company filed administrative claims with the Ministry of Economy requesting the payment of the second to the thirtieth installment under the regime plus interest and additional claims, which as of the date of issuance of these consolidated financial statements have not yet been resolved.
35.c.2) Exports of natural gas and LNG
Natural gas
Under the Gas Law and its Regulatory Decree, natural gas exports shall be authorized by the PEN, to the extent domestic supply is not affected, and a natural gas export regime was established, which includes firm and interruptible authorizations. During the Public Emergency Period of 2002, Argentine authorities adopted several measures restricting natural gas exports from Argentina.
Although the natural gas export regime was modified by numerous successive regulations since 2016, SE Resolution No. 774/2022 currently applies to natural gas exports, which specifies the terms and conditions of the Process to Award Licenses for the Export of Natural Gas through pipelines. Such process contemplates the firm export preference right granted under the Plan GasAr 2020-2024 and Plan GasAr 2023-2028 (see Note 35.f.1)) to producers holding export licenses.
In 2024, the Bases Law and Decree No. 1,057/2024 (see Note 35.l)) approved natural gas exports following the same terms and conditions as for liquid hydrocarbon exports, as described in Note 35.a.1).
Regarding natural gas infrastructure, Decree No. 1,057/2024 established that in the case of exports that involve the construction of new natural gas pipelines or new connections to them and/or new facilities, the SE’s non-objection
to the export of natural gas will not imply authorization for their construction or new natural gas pipeline connections, which will be authorized through the relevant procedures.

LNG
In 2024, the Bases Law and Decree No. 1,057/2024 (see Note 35.l)) established a special regime for long-term firm export authorizations for LNG export permits, whose procedure was approved through SE Resolution No. 145/2025. The SE would have to verify the sufficiency of natural gas resources in Argentina to supply local demand and LNG export projects, and may oppose the request for export authorization, based on, among others, the lack of availability of natural gas to supply local demand. On April 21, 2025, SE Resolution No. 157/2025 was published, by which the SE approved the declaration of sufficiency of natural gas resources in Argentina that would supply local demand and LNG export projects for
63
years, which must be updated by the SE at least every 5 years.
When the SE does not object to a request, it will issue a “free LNG export authorization” granting firm export rights for 30 years from the start-up
of the liquefaction plant or its expansions, and may not be subject to interruptions, restrictions or redefinitions in the future, and which may be transferred to third parties if certain conditions are met.
35.c.3) Regulatory requirements applicable to natural gas distribution
The Group participates in natural gas distribution through its subsidiary Metrogas.
The natural gas distribution system is regulated by the Gas Law, which together with its Regulatory Decree, other regulatory decrees, the Bidding Terms and Conditions, the Distribution License and the Transfer Agreement lay down the legal framework for Metrogas’ activities.
The Distribution License, the Transfer Agreement and the regulations issued under the Gas Law establish certain requirements regarding the quality of service, capital investments, restrictions for the transfer and encumbrance of assets, cross-ownership restrictions among producers, transporters and distributors of the natural gas, and the transfer of Metrogas’ shares.
Natural gas distribution tariffs were established in the Distribution License and are regulated by the ENARGAS.
Distribution License
The Distribution License authorizes Metrogas to provide the public distribution service of natural gas for a term of 35 years, renewable upon expiration, on December 28, 2027, for an additional term of 10 years pursuant to the Gas Law based on ENARGAS’ recommendation to the PEN regarding the substantial performance of all its obligations, and the performance of Metrogas in the preceding term.
Upon the expiration of the 35 or
45-year
period, as appropriate, the Gas Law requires a new competitive bidding for such License, in which, if Metrogas has performed its obligations, it will have the option to equal the best bid submitted to the PEN by a third party.
Generally, upon the termination of a Distribution License for term expiration, Metrogas will be entitled to a consideration equal to the value of the designated assets or to the amount paid by the successful bidder in a new call for tenders, whichever is lower.
In 2024, the Bases Law and Decree No. 1,057/2024 (see Note 35.l)) allowed the providers of public natural gas distribution and transportation services to request the renewal of their licenses for an additional
20-year
period.
Metrogas has various obligations under the Gas Law, including the obligation to comply with all reasonable service requests within its service area, unless it were uneconomic for the provider, and to operate and maintain its facilities in a safe manner, which may require certain investments to replace or improve the facilities, as established in the Distribution License.

Also, the Distribution License specifies other obligations of Metrogas, including the provision of a distribution service, maintaining an uninterruptible service, operating the system in a prudent manner, maintaining the distribution network, making the mandatory investments, keeping certain accounting records and providing certain regular reports to the ENARGAS.
The Distribution License may be revoked by the Argentine Government, upon recommendation of the ENARGAS, among other reasons, for serious and repeated failure by Metrogas to meet its obligations and/or total or partial interruptions (attributable to Metrogas) in the uninterruptible service outside the periods stipulated in the Distribution License; for the sale, disposal, transfer and encumbrance of Metrogas core assets (except for encumbrance used to finance extensions and improvements in the natural gas pipeline system) and in the event of bankruptcy, dissolution or liquidation of Metrogas.
Additionally, the Distribution License provides that Metrogas will not take over its parent company’s debts or grant credits or encumber assets to secure debts or award any other benefit to its parent company’s creditors.
Tariff schemes and tariff renegotiations
With the enactment of the Public Emergency Law of 2002, the legal framework in force applicable to license contracts of public utility companies was affected. This law provided for the conversion into pesos of tariffs established in convertible U.S. dollars at the exchange rate established under Convertibility Law No. 23,928, the prohibition to adjust tariffs based on any foreign index, including the “U.S. PPI” established under the regulatory framework, and the process for renegotiating the public service contracts awarded by the PEN (including Metrogas’ Distribution License). The expiration of the Public Emergency Law of 2002 was extended successively until December 31, 2017, together with the terms for renegotiation of licenses and public service concessions.
Under the renegotiation process, on March 30, 2017, Metrogas executed a Memorandum of Agreement with the MINEM and the Ministry of Finance for the Adjustment of the Natural Gas Distribution License (“Comprehensive Memorandum of Agreement”), which set out the conditions to adjust the Distribution License and a series of guidelines for the RTI, which included the introduction of non-automatic
mechanisms for semi-annual adjustment of the distribution tariff between
5-year
tariff reviews (considering variations in prices and service costs). The Integral Tariff Minute, ratified by Decree No. 252/2018, comprises the contractual period from January 6, 2002 to the termination of the Distribution License.
Notwithstanding the variables contemplated for the RTI and tariff adjustment established thereunder, in 2019 the Argentine Government implemented several measures which significantly modified the economic and financial equation provided for in the RTI and in the mandatory investment plans submitted by distribution licensees, which caused a damage to Metrogas. Among the measures generating the most significant changes, thus causing lower revenues stand out, mainly for the deferral of the semi-annual tariff adjustment and higher costs related to the calculation of the UNG.
In consideration of the aforementioned, on October 11, 2019 Metrogas filed an administrative claim with the ENARGAS, requesting the review and adjustment of its mandatory investment plan as well as an economic compensation to restore the economic and financial balance, together with the reconsideration of certain regulatory measures. This claim was later updated due to the continuous impact of the Solidarity Law and the new measures adopted in 2020, which are described below.
On December 23, 2019, Law No. 27,541 (“Solidarity Law”) was published, declaring a state of public emergency in terms of economic, financial, fiscal, administrative, social security, tariff, energy, health and social matters, and suspending the adjustment of tariff schemes for power and natural gas distribution and transportation under federal jurisdiction, until the effective date of the new provisional tariff schemes (Decree No. 1,020/2020). In addition, it delegated to the PEN the power to begin extraordinary reviews of current RTI and authorized the PEN to administratively intervene the ENARGAS for the term of 1 year, which was formalized by Decree No. 278/2020. The
1-year
term was then extended by Decree No. 1,020/2020 until December 31, 2021 or until completion of the RTI.

On December 17, 2020, Decree No. 1,020/2020 was published, ordering the commencement of the RTI for providers of power and natural gas public distribution and transportation services under federal jurisdiction, establishing a maximum negotiation term of 2 years, and providing for the elaboration of a RTT until completion of the RTI. On December 7, 2022, Decree No. 815/2022 was published, extending both the administrative intervention of the ENARGAS to January 1, 2024 or until completion of the RTI, and the RTI negotiation term to December 16, 2023.
On April 28, 2023, ENARGAS Resolution No. 190/2023 was published, approving the new transition tariff schemes to be applied by Metrogas to consumption from April 2023.
On December 18, 2023, Decree No. 55/2023 was published, ordering the commencement of the RTI (see Note 35.e)).
ENARGAS, through several resolutions, approved the transition tariff schemes to be applied by Metrogas until the rates resulting from the RQT came into force in accordance with the provisions of Decree No. 55/2023.
On April 30, 2025, ENARGAS Resolution No. 257/2025 was published, which approved: (i) the RQT corresponding to Metrogas; (ii) the segmentation of residential users; (iii) the investment plans for the five-year period 2025 - 2030; and (iv) the initial tariff scheme and the schemes of rates and charges corresponding to Metrogas effective as from May 1, 2025. The increase expected as a result of the RQT process will be effective in 31 consecutive monthly increases, which recognizes a cost for the deferral at a real weighted average cost of the capital employed rate in pesos of 7.64% and establishes that the increase in distribution tariffs for May 2025 applicable to residential users and general service customers will be 3%. The application of the remaining increase derived from the RQT will be completed in the remaining 30 installments, plus the recognition of the cost of the aforementioned deferral.
On June 5, 2025, SE Resolution No. 241/2025 was published, which established that the transportation and distribution tariffs will be adjusted on a monthly basis according to the variations in the indexes established by ENARGAS in the RQT, which correspond to the variation in equal parts of the IPC and the Internal Wholesale Price Index (“IPIM” by its acronym in Spanish) published by the INDEC.
On June 6, 2025, ENARGAS Resolution No. 363/2025 was published, which approved: (i) the methodology for the monthly adjustment of tariffs; and (ii) the tariff charts to be applied by Metrogas effective as from June 6, 2025.
ENARGAS, through several resolutions, approved the tariff schemes to be applied by Metrogas on a monthly basis within the framework of the RQT in accordance with the provisions of ENARGAS Resolution No. 363/2025.
Procedure for the compensation of the lower revenues received by distributors from their users
MINEM Resolution No.
508-E/2017
established the procedure to compensate the lower revenues received by natural gas distribution licensees from users, as a result of the application of benefits to users under the regulations in force in terms of the social tariff and discounts for lower consumption, and the higher costs of UNG compared to those established for their recognition in tariffs, applicable from January 1, 2018. However, on December 7, 2018, the ENARGAS notified the SGE certain observations claiming that the SGE did not recognize the adjustment regarding UNG and determined that all amounts received from January 2018 to November 2018, which until such date were of a provisional nature, should be set off with the amounts owed by the SGE to Metrogas. Also, the adjustments of actual values established under such procedure for the same period, and the excess in costs incurred from December 2018 to September 2019 were not recognized either.
This procedure complies with Article 20.2 of the Standard License approved by Decree No. 2,255/1992, which provides that distributors have the right to compensation for the lower revenues caused by those measures in order to maintain the payment chain related to the operation and maintenance of the natural gas public distribution service through networks, including the payment of invoices for the purchase of natural gas and to ensure the continuity in the provision of the said public service.

On January 31, 2025, SE Resolution No. 24/2025 repealed as from February 1, 2025 MINEM Resolution No.
508-E/2017
and unified the compensation mechanisms for lower revenues received as a consequence of the application of incentive programs involving bonuses on the price of natural gas in the PIST. The amounts to be compensated will be deducted from the amounts to be paid by distributors to natural gas producers and will be directly compensated by the SE through the Plan GasAr 2023-2028.
Decree No. 943/2025 (see Note 35.c.4)) repeals the current regulations that created the social tariff benefit program for residential users with lower payment capacity.
Note from ENARGAS related to YPF’s equity interest in Metrogas
On December 28, 2016, Metrogas received a Note from ENARGAS, requesting to adjust Metrogas’ equity structure in compliance with deadline provided for in the Public Emergency Law of 2002 and in compliance with Article 34 of the Gas Law. In this regard, it should be noted that YPF indirectly acquired a 70% interest in Metrogas in a transaction that was approved by ENARGAS Resolution No. I/2,566 dated April 19, 2013, and, following the merger with YPF Inversora Energética S.A. and Gas Argentino S.A. holds 70% of Metrogas shares.
On March 30, 2017, YPF filed an appeal for reconsideration requesting that the ENARGAS Note be revoked and a new decision be rendered setting a reasonable timeframe consistent with the current natural gas market situation, in order to comply with Article 34 of the Gas Law.
On June 15, 2017, YPF submitted to the ENARGAS a tentative schedule for the process of adjusting its equity interest in Metrogas, which was extended in detail on July 3, 2017. Such presentation does not imply the waiver of the aforementioned appeal.
On April 5, 2018, ENARGAS rejected the reconsideration appeal filed by YPF on March 30, 2017 by ENARGAS Resolution No. 313/2018. On October 8, 2018, YPF filed an appeal for the SGE to decide on the issue. As of the date of issuance of these consolidated financial statements, the appeal is pending resolution.
35.c.4) Targeted Energy Subsidy Scheme (“SEF”, by its acronym in Spanish)
On January 2, 2026, Decree No. 943/2025 was published, introducing the following amendments:

(i)
It unifies energy subsidies under national jurisdiction, creating the new SEF regime with the objective of providing vulnerable residential users with access to essential energy consumption, including natural gas, among others.

(ii)	It eliminates the segmentation of residential users provided for in ENARGAS Resolution No. 257/2025 and establishes the unification of their benefits into a single category.

(iii)
It established general subsidies to be applied to the Uniform Annual Price of natural gas (“PAU”) to be transferred to the tariff of beneficiaries for consumption from the effective date of the SEF. It also establishes additional subsidies for natural gas consumption for the year 2026.

(iv)	The current regulations on social tariffs are repealed.

(v)
As of the implementation of the SEF, the subsidies will apply exclusively to the annualized weighted average cost of the Plan GasAr 2023-2028 price, while no subsidies will apply to the supply cost derived from the LNG regasification or new natural gas contracts entered into outside the Plan GasAr 2023-2028.

The Decree gradually reinforces incentives for energy saving and conservation of natural resources by all households in the country, while advancing a targeted application of energy subsidies under national jurisdiction.

The SEF regime formally entered into force on February 1, 2026, through Resolution SE No. 23/2026 and Resolution ENARGAS No. 48/2026. The SE, as the SEF enforcement authority, is empowered to issue the regulations and administrative acts necessary for the implementation of the criteria established in Decree No. 943/2025 and the restructuring of the subsidy regime.
35.d) Regulatory framework associated with electric power generation
The Group generates thermal conventional electrical energy and renewable energy through YPF EE and CT Barragán.
The basic regulatory framework for Argentina’s electricity sector is laid down under Law No. 15,336 of 1960, as amended by Law No. 24,065 of 1991, and regulated by Decrees No. 1,398/1992 and No. 186/1995 (collectively the “Regulatory Framework”). This Regulatory Framework is supplemented by SE regulations regarding generation and commercialization of electric power, including former SEE Resolution No. 61/1992. Also, in terms of generation of electric power from renewable sources, the Regulatory Framework is supplemented with specific regulations issued to promote their development (see “Renewable energies” section).
Law No. 24,065 implemented the privatization of state-owned companies in the electric power sector and divided the industry vertically into 4 categories: (i) generation; (ii) transmission; (iii) distribution; and (iv) demand. Also, the law organized the WEM (see “WEM” section), where generators of electric power are one of its players.
Under Law No. 24,065, the generation of electric power is defined as an activity of public interest developed in a competitive market. Generators of electric power from a thermal source (that is, generation by natural gas, petroleum liquids such as diesel and fuel oil, or coal), and from a renewable non-hydraulic
source, do not require any concession from the state to operate. However, transmission and distribution activities are regulated as public services and hence are subject to concessions granted by the Argentine Government.
In turn, the provinces can regulate the electrical systems within their relevant territories, being their enforcement authority. However, if a participant of the provincial electrical sector connects to the Argentine Electricity Grid (“SADI”, by its acronym in Spanish), it must also meet federal regulations.
ENRE is the agency regulating, auditing and controlling the electric power industry.
On July 7, 2025, Decree No. 450/2025 was published, which approves the following amendments to the Regulatory Framework associated with electric power generation: (i) maximum competition and free contracting is guaranteed to generators; (ii) supply contracts will be freely negotiated between the parties; (iii) the figure of “storer” is introduced as the owner of energy storage facilities; (iv) the figure of “free user” is introduced, who, together with large users, may contract independently and for own consumption the energy supply; (v) allows the PEN to authorize generators, distributors and/or large users to build, at their exclusive cost and to satisfy their own needs, a line and/or extension of the transmission grid, which will not provide a public transportation service; and (vi) the extensions of the SADI may be of free initiative and at the own risk of whoever executes them.
CAMMESA
CAMMESA is responsible for SADI’s National Dispatch of Loads. CAMMESA’s main function is the technical and administrative coordination of electric power supply and demand within a real-time operation system, which includes determining the production schedule of all generation plants of the system in order to balance production with demand. CAMMESA also collects payments from all WEM agents and purchases and provides natural gas to generators, pursuant to the provisions of former SE Resolution No. 95/2013, Article 8, as amended by Resolution No. 12/2019 issued by the Ministry of Productive Development.
On January 28, 2025, SE Resolution No. 21/2025 was published, which, among other issues, provided that generators are authorized to make their fuel purchases, and their own fuels valued at the reference price and accepted in the Variable Cost of Production (“CVP” by its acronym in Spanish) statements will be recognized. Also, spot generators will be able to manage their own fuel and CAMMESA will continue to act as fuel supplier of last resort in the event that the spot generator opted not to do so.

On October 21, 2025, SE Resolution No. 400/2025 was published, which approved the “Rules for the Standardization of the WEM and its Progressive Adaptation”, which detail among others the modifications for the management of fuels, the determination of prices and the operation of the term market and the spot market, as from November 1, 2025.
WEM
The WEM is composed of a term market, with contracts for quantities, prices and conditions freely agreed between sellers and buyers, a spot market where prices are established on an hourly basis according to the economic cost of production, represented by the short-term marginal cost as measured at the system load center (market node), and a quarterly stabilization system for spot market prices, intended for distributor purchases.
Price of electricity dispatch and spot market
In order to meet energy demand, CAMMESA prioritizes energy units with the lowest variable cost of production, progressively moving towards units with the highest variable costs of production, until the entire demand is covered. Thus, CAMMESA must define an optimum market price considering the typical hourly demand curves and the existing limitations of the system. This procedure must be used to project future SAID and WEM requirements. However, gaps between projections and prevailing market conditions generate differences between distributors’ energy purchases at seasonal prices and payments to generators for sales of energy at spot prices.
Since the enactment of the Public Emergency Law of 2002 and the emergency of the electricity sector through Decree No. 134/2015, a series of temporary provisions modified the original pricing system. Among the main regulations published, the resolutions related to the following stand out: management and dispatch of fuels, calls for tenders for the provision of additional thermal generation and associated electric power production capacity, subject to special remuneration mechanisms, formalizing commitments through contracts between generators and CAMMESA; calls for tenders to incorporate new efficient electric energy generation through the closing of open cycles and co-generation;
and resolutions by the SE implementing new remuneration mechanisms for the power energy generation sector.
On February 26, 2020, SE Resolution No. 31/2020 set the conversion to pesos of the remuneration of generation units not committed under contracts (set in U.S. dollars since former SEE Resolution No. 19/2017). Subsequently, the SE, through new resolutions has been determining increases in the aforementioned remuneration regime.
As regards the remuneration regime of authorized thermal generators, it was provided that their remuneration would be composed of a payment for the monthly available power, a payment for generated power and another for operated power, plus another payment for energy generated in hours of maximum thermal requirement.
Renewable energies
In recent years, Argentina issued regulations in order to regulate and incorporate renewable energies into the WEM and to promote their development through incentives in the form of tax benefits and preferential or subsidized tariffs. Thus, in 2006, Law No. 26,190 was enacted, which established a National Promotion Regime for the Use of Renewable Energy Sources, subsequently amended in 2015 by Law No. 27,191. These regulations, among other issues, set targets for the consumption of renewable energies for all electricity consumers, and specifically, for large users in terms of the minimum percentage of electricity from renewable energies they are required to consume, and establish tax benefits for eligible projects.

Among the main regulations aimed at encouraging the use of renewable energy, the following stand out:

-
Former MEyM Resolution No.
281-E/2017,
approving the Renewable Energy Term Market (“MATER”), which allows large users to meet their consumption quotas of electric power from renewable sources through: (i) the joint purchase system (through CAMMESA); (ii) the signing of private Power Supply Agreements (“CAE”, by its acronym in Spanish); or (iii) the development of a self-generation or co-generation
project. As a general principle, the CAEs signed on the MATER (outside the joint purchase system) may be freely negotiated between the parties.

-
The RenovAr Program (Rounds 1, 1.5, 2 and 3) established under former MEyM Resolutions No. 136/2016, No. 252/2016, No. 275/2017, and former SGE Resolution No. 100/2018, which feature calls for bids for contracting electric power from renewable energies on the WEM, in compliance with their respective bidding terms and conditions.

35.e) Decree No. 55/2023 “Emergency in the National Energy Sector”
On December 18, 2023, Decree No. 55/2023 was published declaring the emergency in the national energy sector with respect to the generation, transportation and distribution of electric energy under federal jurisdiction, and transportation and distribution of natural gas. Such declaration and the actions arising from it would be effective until December 31, 2024. Such decree established: (i) the commencement of the RTI of the providers of such public services, whose effective term shall not exceed December 31, 2024; and (ii) the intervention of the ENARGAS and the ENRE from January 1, 2024.
On December 18, 2023, ENARGAS Resolution No. 704/2023 was published in order to put into consideration through public hearing: (i) the transitional adjustment of tariffs for the public service of natural gas transportation and natural gas distribution through networks; (ii) the transfer to tariffs of the price of purchased natural gas; (iii) the determination of the monthly price update for tariffs of the public service of natural gas transportation and natural gas distribution through networks; (iv) the treatment of the impact of the price of natural gas on UNG; and (v) the reversal of the Gasoducto Norte pipeline. On February 15, 2024, ENARGAS Resolution No. 52/2024 was published which declared the validity of the aforementioned public hearing and established that the approval of the transitory tariffs will take place within 30 days of the publication of this resolution.
On November 20, 2024, Decree No. 1,023/2024 was published extending the emergency of the national energy sector until July 9, 2025. Also, it provided: (i) the extension of the intervention of ENRE and ENARGAS until the constitution, commencement and appointment of the members of the Board of Directors of National Regulatory Agency for Gas and Electricity (“ENRGE”, by its acronym in Spanish); and (ii) that the entry into force of the tariff schemes resulting from the RTI initiated pursuant to Decree No. 55/2023 could not exceed form July 9, 2025.
On June 2, 2025, Decree No. 370/2025 was published extending the emergency of the national energy sector until July 9, 2026. It also provided for the extension of the intervention of ENRE and ENARGAS until July 9, 2026 or until the constitution, commencement and appointment of the members of the Board of Directors of the ENRGE.
On July 7, 2025, Decree No. 452/2025 was published, establishing the ENRGE and granting a term of 180 days for its commencement of operations.
On January 27, 2026, Decree No. 49/2026 was published extending the emergency of the national energy sector until December 31, 2027 and establishing a maximum price for the sale on the domestic market of natural gas resulting from the regasification of imported LNG for supply during the winter periods of 2026 and 2027.

35.f) Incentive programs for hydrocarbon production
35.f.1) Incentive programs for natural gas production
With the purpose of increasing production and the offer of natural gas in the domestic market, considering the Argentina’s energy trade balance deficit, the Argentine Government implemented several programs to stimulate natural gas domestic production:
Plan for the Promotion of Argentine Natural Gas Production - Supply and Demand Scheme 2020-2024 (“Plan GasAr 2020-2024”)
On November 16, 2020, Decree No. 892/2020 was published, which approved the Plan GasAr 2020-2024, mainly aimed at: encouraging investments in natural gas production to meet demand requirements with domestic production; generating long-term certainty in the production and distribution sectors; ensuring the supply of the priority demand and the thermoelectric generation segment; and establishing a transparent, open and competitive system for the formation of natural gas prices.
The Plan GasAr 2020-2024, initially effective for a
4-year
term, will be implemented through the execution of individual contracts between natural gas producers, distributors and sub-distributors
(to satisfy the priority demand) and CAMMESA (to satisfy the thermoelectric generation demand). The Plan GasAr 2020-2024 provides that individual contracts shall be negotiated through an auction or bidding process for a total base volume of 70,000,000 m
3
/d for the 365 days of each calendar year of the plan term, ensuring demand aggregation mechanism allowing to meet natural gas requirements of the priority demand and power plants, plus exports in the non-winter
period. Also, it established that the Argentine Government may decide to undertake the monthly payment of the portion of natural gas prices at the PIST in order to mitigate the impact of the cost of natural gas to be transferred to end-users.
Thus, the Argentine Government shall pay each producer a compensation equal to the difference between the price billed to distributors and/or sub-distributors
and the seasonal price tendered, as appropriate.
Additionally, participating producers shall undertake to reach a production curve per basin that ensures the maintenance and/or increase of current production levels, according to bids presented. If the production curve is not achieved, reductions proportional to the tendered price may be applied, including the eventual removal of the producer from the Plan GasAr 2020-2024. Also, penalties may be imposed if the investment commitment undertaken or the commitment to increase Argentine value added is not complied with.
On November 24, 2020, SE Resolution No. 317/2020 was published, calling a public tender for the effective award of the total base volume provided for under the Plan GasAr 2020-2024 and an additional volume for each of the winter periods from 2021 to 2024.
On December 16, 2020, SE Resolution No. 391/2020 (supplemented by SE Resolution No. 447/2020) was published, which awarded the base natural gas volumes and approved natural gas prices at the PIST corresponding to the awarded volumes. Under this resolution, the Company was awarded an annual natural gas supply of up to 7,628.5 Mm
3
(20.9 Mm
3
/d, the total volume tendered in the auction, all corresponding to the Neuquina basin, in line with a committed production curve of 30 Mm
3
/d). From the total committed volume, 56% will be used to cover the demand of power plants through CAMMESA and the remaining 44% will be used to supply distributors’ priority demand.
On March 4, 2021, AFIP General Resolution No. 4,939/2021 was published, establishing a procedure to register, apply for and assign tax credit certificates under the securities system established in Annex to Decree No. 892/2020 with the purpose of supporting the payment of the compensation to be borne by the Argentine Government as defined in the such annex.
As of December 31, 2025, the Company has received compensations from the National Government for an accumulated total amount of 483.

Plan for Reinsurance and Promotion of Federal Hydrocarbon Production Domestic Self-Sufficiency, Exports, Imports Substitution and the Expansion of the Transportation System for all Hydrocarbon Basins in the Country 2023-2028 (“Plan GasAr 2023-2028”)
On November 4, 2022, Decree No. 730/2022 was published, which approved the Plan GasAr 2023-2028 which authorizes the SE to implement a system for the supply of volumes, terms and maximum reference prices of natural gas at the PIST, applicable to supply contracts between suppliers and buyers, ensuring free price formation and price transparency under Plan GasAr 2023-2028, in compliance with Law No. 24,076 and the volumes to be established by the SE in order to guarantee the optimal supply of the demand considering the transportation capacity.
In addition, the Plan GasAr 2023-2028 modifies the scheme for natural gas export licenses, establishing export quotas to be assigned to participating producers according to certain criteria, in compliance with the respective regulations. However, no export license holder may export in each seasonal period more than 30% of the total volume authorized to be exported or more than 50% of its delivery commitment under the Plan GasAr 2023-2028, whichever is lower, in compliance with the respective regulations.
On December 23, 2022, SE Resolution No. 860/2022 was published, which established: (i) the approval of the national public tender called by Resolution SE No. 770/2022; (ii) the extension of the delivery commitments undertaken by producers under the Plan GasAr 2020-2024 for the supply of distribution and sub-distribution
licensees, ENARSA and CAMMESA, from January 1, 2025 to December 31, 2028 for a volume of up to 20,900,000 m
3
/d; and (iii) the award of natural gas volumes to suppliers. Under this resolution the Company was awarded an annual volume of natural gas supply corresponding to the Neuquina basin of up to 965,000 m
3
/d (“Base Gas January”) and a natural gas volume in the winter period of up to 3,250,000 m
3
/d (“Peak Gas 2024”) under the Plan GasAr 2023-2028.
On September 27, 2023, SE Resolution No. 799/2023 was published, awarding the Company monthly volumes of natural gas supply to the Northwest basin for the October 2023 - December 2028 period under the Plan GasAr 2023-2028.
On March 27, 2024, SE Resolution No. 41/2024 was published, which approved natural gas prices at the PIST in U.S. dollars corresponding to the awarded volumes entered into within the framework of the Plan GasAr 2023-2028 which will be applicable for natural gas consumptions made: (i) from April 1 and until April 30, 2024; (ii) from May 1 and until September 30, 2024; and (iii) from October 1 and until December 31, 2024; and instructed that, for the purpose of transferring the prices of natural gas to the tariff schemes of the public service of distribution of natural gas, ENARGAS issue the tariff schemes that reflect on a monthly basis the variation of the exchange rate of the prices of natural gas to be transferred to the tariff schemes.
On 5 June 2024, SE Resolution No. 93/2024 was published, which approved natural gas prices at the PIST in U.S. dollars corresponding to the awarded volumes entered into within the framework of the Plan GasAr 2023-2028 which will be applicable for natural gas consumptions from June 2024 and leaves without effect the instruction to ENARGAS to issue tariff schemes that reflect on a monthly basis the variation of the exchange rate of the prices of natural gas to be transferred to the tariff schemes.
On November 1, 2024, Resolution No. 18/2024 of the Secretariat of Mining and Energy Coordination was published, which modify SE Resolution No. 93/2024 approving the natural gas prices at the PIST in U.S. dollars corresponding to the awarded volumes entered into within the framework of the Plan GasAr 2023-2028 which will be applicable for natural gas consumptions from November 2024. See Note 35.c.3).
The SE, through several resolutions, approves the natural gas prices at the PIST to be passed-through to end-users
in connection with current contracts entered into within the framework of the Plan GasAr 2023-2028.

The SE, through several complementary notes to SE Resolution No. 21/2025, instructed CAMMESA to apply a new order of priority for the dispatch of natural gas and established that the acquisition of said fuel will be carried out through 2 modalities: (i) auctions by CAMMESA for the purchase of spot volumes; and (ii) bids by which generators auction volumes with a maximum reference price based on round 4.2. of the Plan GasAr 2023-2028.
On December 29, 2025, SE Resolution No. 606/2025 was published, establishing amendments to the Plan GasAr 2023-2028 applicable to producers who voluntarily agree to the transfer of natural gas purchase agreements that ENARSA has with said producers and distributors, establishing a direct relationship between them, without ENARSA’s intermediation. Once the transfer is complete, producers will receive monthly payments for the portion of the injection price charged by the National Government corresponding to the volumes delivered to distributors, through the compensation mechanism established in the Plan GasAr 2023-2028.
On January 23, 2026, Decree No. 26/2026 was published, establishing that the National Government may assume responsibility for the monthly payment of a portion of the PAU (see Note 35.c.4)) defined by the SE within the framework of the Plan GasAr 2023-2028 in order to reduce the cost of natural gas payable by the end user. The SE will determine, with the assistance of ENARGAS, the amount that may be equal to, less than, or greater than the market price resulting from the auction awards adjusted for the seasonal factor. The difference between the defined PAU and the market price resulting from the auction awards adjusted for the seasonal factor, regardless of whether it is positive or negative, will be borne by the National Government or deducted from the amount payable by it, as appropriate.
As of December 31, 2025, the Company has received compensations from the National Government for an accumulated total amount of 80.
35.f.2) Incentive programs for the domestic supply of LPG
With the purpose of ensuring the supply of LPG to the domestic market at affordable prices ensuring LPG availability to low-income
users who have no access to the supply of natural gas through networks, the Argentine Government has implemented the following programs of relevance to the Company:
Bottle-to
Bottle Program
Concerning the bottled LPG segment, the LPG Law (see Note 35.b.3)) established the creation of a trust fund to finance the consumption of LPG in 10, 12, and
15-kg
bottles for
low-income
users having no access to natural gas distribution through networks, thereby granting the SE the power to establish reference prices.
In 2015, in the context mentioned above, the
Bottle-to
Bottle Program was created by Decree No. 470/2015, subsequenty regulated through SE Resolution No. 49/2015. The purpose fo this program is to maintain price stability in the commercialization chain of butane and propane to be used in 10, 12 and
15-kg
bottles and in certain supply areas. As provided for under
Bottle-to
Bottle Program regulations, at present the SE establishes, on an annual basis, the quotas of butane for the supply of the domestic market by producers, and the reference prices applicable on each ocassion to bottled LPG for residential use. Under the
Bottle-to
Bottle Program, producers would be paid a compensation, which was finally set at 0 from February 1, 2019 by SGE Resolution No. 15/2019.
On August 19, 2024, SE Resolution No. 216/2024 was published, which resolved to eliminate the maximum prices applicable set for bottled LPG for residential use and replace them with an uncapped reference price system.
On January 24, 2025, SE Resolution No. 15/2025 was published, which established that producers’ sales prices to fractionators must not exceed the export parity price. Likewise, producers must ensure that LPG is continuously and sufficiently available for the domestic market.

Propane Network Agreement
In order to guarantee the stability of the conditions for the supply of undiluted propane through networks, on December 27, 2002, the Ministry of Economy entered into an agreement with LPG producers for the supply of propane gas for distribution networks of undiluted propane gas effective until April 30, 2003 and renewable for a maximum term of 1 year. Several laws and/or decrees were authorized to extend this agreement. In 2025, a new amendment to the Propane Networks Agreement was signed, extending its term until December 31, 2025.
35.f.3) Investment Promotion Regime for the Exploitation of
Hydrocarbons
- Decree No. 929/2013
Decree No. 929/2013 provides for the creation of an Investment Promotion Regime for the Exploitation of Hydrocarbons (“Promotional Regime”), both for conventional and unconventional hydrocarbon exploitation projects. Inclusion in this Regime may be applied for by holders of hydrocarbon exploration permits and/or exploitation concessions and/or any third parties associated to such holders jointly with them, which have filed an investment project in foreign currency of at least 1,000, computed as of the date the project was filed, to be invested during the first 5 years of the project (this amount was modified in 2014 by Law No. 27,007 and reduced to 250).
The following are the main benefits established for entities reached by this regime: (i) they will be entitled, under the terms of Law No. 17,319, and from the fifth successive year counted since the commencement of their respective projects, to freely sell to foreign markets 20% of their production of liquid and gaseous hydrocarbons produced under the said projects, with a 0% export duty, should these be applicable; (ii) they will be entitled to free availability of 100% of any foreign currency obtained from the export of the hydrocarbons mentioned in the preceding item; and (iii) for periods where national production fails to meet domestic supply needs under the terms of Article 6 of Law No. 17,319, entities included in the regime will be entitled to obtain, from fifth year following the approval and commencement of their respective projects with respect to the percentage of liquid and gaseous hydrocarbons produced under such projects available for export as mentioned herein above, a price not lower that the reference export price, which will be determined without computing the incidence of export duties otherwise applicable. See Note 35.j), “Investment Promotion Regime for the Exploitation of Hydrocarbons - Decree No. 929/2013” section.
35.g) Investment incentive programs
Large Investment Incentive Regime (“RIGI”)
The Bases Law (see Note 35.l)) created the RIGI, regulated by Decree No. 749/2024 published on August 23, 2024 and its amendments, General Resolution No. 1,074/2024 of the Ministry of Economy published on October 22, 2024 and AFIP General Resolution No. 5,590/2024 published on October 23, 2024, which is intended to encourage large investments with tax, customs and exchange benefits, guaranteeing legal certainty and the protection of acquired rights. This regime seeks to encourage investments, promote economic development, create employment and strengthen local production chains.
The RIGI is aimed at investment projects in the forestry industry, tourism, infrastructure, mining, technology, iron and steel, energy and oil and gas sectors, with a minimum investment per sector or subsector or productive stage equal to or greater than a range between US$ 200,000,000 up to US$ 900,000,000 in computable assets, as established by the enforcement authority. Interested parties have 2 years to adhere to the RIGI, submitting and obtaining the approval of an investment plan by the enforcement authority.

The benefits of the RIGI include a 25% income tax rate, accelerated amortization of investments, non-expirable
tax loss carryforwards, indexing tax losses by the Internal Wholesale Price Index (“IPIM”) published by the INDEC, and exemptions from import and export duties, among others. In addition, foreign exchange incentives are established, such as the free availability of foreign currency on a staggered basis obtained from exports and certain flexibility related to financing. The RIGI guarantees tax, customs and foreign exchange regulatory stability for 30 years from accession, protecting investment projects from more burdensome legislative changes.
As of the date of issuance of these consolidated financial statements, the following projects of the Group adhered to the RIGI:

-	LNG Project, through our subsidiary Sur Inversiones Energéticas, for the installation of two floating natural gas liquefaction plants to obtain LNG.

-	Vaca Muerta Sur Project, through our associate VMOS, for the construction of a crude oil transportation infrastructure project.

-	El Quemado solar farm, through our joint venture YPF EE, for the construction of a solar farm for electricity generation.
On August 29, 2024, the BCRA issued Communication “A” 8,099 that regulates the exception to the settlement obligation applicable to proceeds from exports of goods and services for the Single Project Vehicle (“VPU”, by its acronym in Spanish) under the RIGI and, among other provisions, establishes additional requirements for such VPUs to access to the Foreign Exchange Market for outflows of funds. Likewise, it provides that direct investment contributions into the VPU made in kind by means of the delivery of capital goods qualify as having been transferred into Argentina and settled through the Foreign Exchange Market for purposes of the RIGI, to the extent said conditions are met. Communication “A” 8,099 also clarifies that the RIGI foreign exchange benefits cannot be accumulated with other foreign exchange incentives, whether existing or to be created in the future.
On February 19, 2026, Decree No. 105/2026 was published, introducing amendments to the RIGI mainly for hydrocarbon exploration and exploitation projects registered in the RIGI in accordance with the Basic Law. The most relevant aspects are as follows:

-	The possibility of accessing the RIGI is extended for one year, until July 2027.

-	It regulates a specific regime for activities related to the hydrocarbon industry that meet certain conditions defined in said decree.

-	The minimum amount for offshore projects is reduced.

-	The application of certain RIGI tax benefits to the hydrocarbon sector is modified, including accelerated depreciation, among others.

-	Certain aspects of the tax and exchange treatment of Argentine companies are aligned with VPUs.

-	It is recognized that infrastructure with pre-existing projects does not constitute non-compliance, provided that traceability and technical/economic separation exist.

-
Specific customs benefits are regulated, such as importation without duties or quotas for capital goods, inputs, and spare parts. Duty exemption requires an independent technical report to justify goods not listed as capital goods.

-	Suppliers under the regime may import up to 50% of intermediate goods, which may be increased with authorization.

-	The operational framework for exchange rate benefits is defined, with rules for the free availability of foreign currency, debt repayment, and transfers abroad.

-	The enforcement authority and evaluation procedures are determined, granting the Ministry of Energy a central role in approval, monitoring, and sanctioning.

35.h) Tax regulations
35.h.1) Income tax
Law No. 27,468, published on December 4, 2018, established that the inflation adjustment procedure for taxation purposes will be applicable for fiscal years beginning January 1, 2018. In the first, second and third fiscal years since it became effective, this procedure shall be applicable if the variation in the CPI, estimated from the beginning to the end of each of those years exceeds 55%, 30% and 15%, for the first, second and third year of application, respectively. From the fourth year, i.e., fiscal year beginning on January 1, 2021, the procedure will apply to the extent the CPI variation accumulated over 36 months prior to the applicable fiscal year end exceeds 100%. Considering that the CPI as of December 31, 2025, 2024 and 2023 exceeds the mentioned parameters, the Group applied the tax adjustment for inflation in its income tax estimate.
On June 16, 2021 Law No. 27,630 was published, introducing the following amendments to the Income Tax Law:

-
The income tax rate for companies and permanent establishments, applicable to fiscal years beginning on or after January 1, 2021, was modified. To such end, it introduced a scale of rates ranging from 25% and 35% to be applied according to the taxpayer’s accumulated taxable net profit, and such amounts will be adjusted annually according to the CPI.

-	The distribution of dividends and profits to individuals, undivided estates and foreign beneficiaries is subject to a 7% rate.
Income tax
pre-payment
for taxpayers with extraordinary income
On July 21,
2023
, AFIP General Resolution No. 5,391/2023 was published, establishing a one-time
extraordinary
pre-payment
on account of the income tax for taxpayers which, in their tax returns for fiscal year 2022 or 2023, as appropriate, meet the following conditions: (i) have reported a taxable income, without applying tax loss carryforwards, of at least 600 million of pesos; and (ii) have not determined any income tax. This extraordinary pre-payment
is estimated by applying 15% on the taxable income of the fiscal year immediately preceding that in which the pre-payment
is to be recorded, without considering tax loss carryforwards.
Budget Law 2023 - Deferral of tax adjustment for inflation
On December 1, 2022, Law No. 27,701 was published, which introduced changes to the Income Tax Law, establishing the possibility of deferring the tax adjustment for inflation contemplated under such law corresponding to the first and second fiscal years beginning in January 2022, allowing to record, at taxpayer’s choice, one third of the adjustment in such fiscal year and the remaining two thirds in equal parts in the immediately following two periods. This benefit will only be admissible for subjects whose investment in the purchase, construction, manufacturing or final import of fixed assets, except automobiles, in each of the 2 fiscal periods immediately following the calculation of the respective first third, is equal or higher than 30,000 million of pesos.
35.h.2) Personal assets tax - Substitute taxpayer
Individuals and foreign entities, and undivided estates, regardless of whether they are domiciled or located in Argentina or abroad, are subject to a personal assets tax of 0.50% of the value of any shares or ADS issued by Argentine entities. The tax is levied on the Argentine issuers of such shares or ADS, such as YPF, which must pay this tax as substitutes for the respective shareholders and is based on the equity value (following the equity method), or the carrying amount of the shares derived from the last financial statements as of December 31 of each year. Under the Personal Assets Tax Law, the Group is entitled to seek reimbursement of the tax paid by the shareholders subject to such tax, using the reimbursement method the Group considers appropriate.
35.h.3) Fuels tax
From the existence of market prices for petroleum products following the deregulation of the hydrocarbon sector, Law No. 23,966 established a tax on liquid fuel transfers, which levied certain types of fuels, replacing the former regime based on regulated prices. Since August 2003, the calculation method originally consisting of a fixed value per liter according to the respective type of fuel was replaced by a rate on the average sales price.
Later, under the Law No. 27,430 (“Tax Reform”), the new mechanism was modified reestablishing the fixed amounts per liter, which are adjusted quarterly based on variations in the CPI.

Incentive Regime for the Internal Supply of Fuels (“RIAIC”, by its acronym in Spanish)
On June 16, 2022, Decree No. 329/2022 was published, creating a promotion regime that allows refining and/or integrated refining companies to receive an amount equal to the sum they have to pay as tax on Liquid Fuels and Carbon Dioxide (“Tax on fuels”) for diesel imports, which may be applied to pay such tax.
On February 22, 2023, Decree No. 86/2023 was published, through which the RIAIC is reestablished, recognizing an amount equivalent to what refining companies and/or integrated refiners must pay as fuel tax for diesel and gasoline imports made between January 1 and February 28, 2023, which could be applied to the amount to be paid for such tax up to a limit of 20% and 17% of the sales in the domestic market of imported diesel and gasoline, respectively, that meet certain requirements established in said decree and its corresponding regulation.
On July 10, 2023, SE Resolution No. 570/2023 was published, extending the effective term of the RIAIC established through Decree No. 86/2023 for all import operations of diesel and gasoline carried out from March 1, 2023, to April 30, 2023, that meet certain requirements established in said decree and its corresponding regulation.
On September 7, 2023, Decree No. 461/2023 was published, which reestablished the RIAIC for all import operations of diesel and gasoline carried out from August 1, 2023, to October 31, 2023, that meet certain requirements. On November 23, 2023, SE Resolution No. 952/2023 was published, which extended the effective term of the provisions of Decree No. 461/2023 for all import operations of diesel and/or gasoline carried out until November 30, 2023.
35.h.4) Tax for an Inclusive and Solidary Argentina (“PAIS Tax”, by its acronym in Spanish)
On July 24, 2023, Decree No. 377/2023 was published, through which the scope of the PAIS Tax established by Law No. 27,541 of 2019 to import operations of certain goods and services when access to the Exchange Market is required for their acquisition and payment.
The rates applied to foreign currency purchases are: (i) 25% for the acquisition of certain services abroad or provided in the country by non-residents;
(ii) 7.5% for contracting, abroad or in the country by
non-residents,
freight services and other transport services for the import or export of goods; and (iii) 7.5% for the import of goods, except for those mentioned in section 2 paragraph e) of Decree No. 377/2023 and its corresponding regulations. On December 13, 2023, Decree No. 29/2023 was published, which increased the rates mentioned in items (ii) and (iii) to 17.5%.
On September 2, 2024, Decree No. 777/2024 was published, which reduced to 7.5% the rate applied to foreign currency purchases for contracting, abroad or in the country by non-residents,
freight services and other transport services for the import or export of goods and for the import of goods, except for those mentioned in section 2 paragraph e) of Decree No. 377/2023 and its corresponding regulations.
On December 24, 2024, the PAIS Tax ceased to be in effect.
35.h.5) Tax benefits for price agreements
On August 26, 2023, Decree No. 433/2023 was published, which established tax benefits effective until October 31, 2023, for entities entering into price agreements for the domestic market with the Secretariat of Commerce of the Ministry of Economy or adjusting those agreements already in effect. These tax benefits include the suspension of the payment of the PAIS Tax for certain goods, the reduction to 0% of the rate of export duties for certain tariff headings, facility plans for the payment of export duties by certain productive sectors and the extension of the payment term of certain taxes and social security obligations. On October 26, 2023, by Decree No. 551/2023, these tax benefits were extended until December 31, 2023.
35.i) Customs regulations
35.i.1) Export duties
Export duties, taxes and other charges related to transactions carried out under the “Export Increase Program” and related to Decree No. 492/2023, Decree No. 549/2023, Decree No. 597/2023 and Decree No. 28/2023 shall be paid using as tax base the amount resulting from the foreign currencies received and settled in accordance with such decrees and their supplementary regulations (see Note 35.j)).
Hydrocarbons
Since September 2018, hydrocarbon export duties which had previously been effective since 2000 and were suspended in January 2017, were reestablished. Mechanisms varied from setting a fixed amount to establishing rates on the taxable value or FOB value.

On May 19, 2020, Decree No. 488/2020 was published, establishing a floating rate for hydrocarbon export duties ranging from 0% (when the Brent crude oil price is equal to or below 45 US$/bbl) to 8% (when the Brent crude oil price is equal to or above 60 US$/bbl). Decree No. 488/2020 was effective until December 2021, however, export duties established in such decree continue to be applied in the absence of new regulations.
On December 31, 2020, Decree No. 1,060/2020 was published, establishing a 4.5% export duty rate on goods included in Chapter 29 of the Mercosur Common Nomenclature (“NCM”), in which ethanol and methanol, among others, are included.
On January 29, 2026, Decree No. 59/2026 was published, establishing new export duties for conventional crude oil ranging from 0% (when the Brent crude oil price is equal to or below US$65/bbl) to 8% (when the Brent crude oil price is equal to or above US$80/bbl), repealing the rate established in Decree No. 488/2020 for this type of crude oil. The regulation came into effect on February 20, 2026, through Resolution SE No. 42/2026.
Agricultural products
On March 4, 2020, Decree No. 230/2020 was published, which established a 33% tax (maximum tax rate allowed under Law No. 27,541) on the export of soybean and soybean byproducts. Tax rate on export of wheat, corn and sorghum remained at 12%.
On October 5, 2020, Decree No. 790/2020 was published, by which the export duties on soybean and soybean byproducts, such as soybean oil and soybean meal, are fixed at 33% and 31%, respectively. Such export duties were in force from January 2023.
On January 27, 2025, Decree N° 38/2025 was published, which established a temporary reduction in export duties for products such as soybean, soybean byproducts, grains, among others. The new rates were fixed at 26% for soybean, 24.5% for soybean byproducts such as soybean oil and soybean meal, and 9.5% for grains such as wheat, corn and sorghum, until June 2025.
On July 31, 2025, Decree No. 526/2025 was published, which established the permanent reduction in export duties established by Decree No. 38/2025. As from such date, the rates are set at 26% for soybean, 24.5% for soybean byproducts such as soybean oil and soybean meal, and 9.5% for grains such as wheat, corn and sorghum.
On December 12, 2025, Decree No. 877/2025 was published, by which export duties on soybean, soybean byproducts, grains, among others were set. As from such date, the rates were set at 24% for soybean, 22,5% for soybean byproducts such as soybean oil and soybean meal, 8,5% for corn and sorghum, and 7,5% for wheat.
35.i.2) Customs collections
On March 29, 2023 AFIP General Resolution No. 5,339/2023 was published, suspending, until December 31, 2023, the application of exclusion certificates from the income tax and VAT collection regimes for final imports of goods.
In addition, in order to calculate income tax prepayments, collections as a result of the said suspension may no longer be computed, and in certain cases, computing VAT collections is temporarily restricted.
On August 26, 2023, AFIP General Resolution No. 5,407/2023 was published, which until October 31, 2023: (i) suspends the application of the provisions of AFIP General Resolution No. 5,339/2023 for the import of certain tariff headings; and (ii) excludes the application of the customs collection regimes of income tax and VAT on the import of certain tariff headings. In both cases, these tariff headings are determined by the SE and provided the imports are made by taxpayers indicated by the SE to such end. On November 1, 2023, by AFIP General Resolution No. 5,441/2023, the effective term of these provisions was extended until November 30, 2023.

On December 29, 2023, by AFIP General Resolution No. 5,476/2023, the provisions of AFIP General Resolution No. 5,339/2023 were extended until June 30, 2024, eliminating the temporary restrictions for computing VAT collections.
Subsequently, through AFIP General Resolution No. 5,520/2024 of July 1, 2024 and ARCA General Resolution No. 5,624/2024 of December 30, 2024, the provisions established by AFIP General Resolution No. 5,339/2023 and its amendments were extended until June 30, 2025.
On February 28, 2025, by ARCA General Resolution No. 5,655/2025, all the provisions described above were repealed. Such resolution is applicable to final imports completed as from March 1, 2025.
35.j) Regulations related to the Foreign Exchange Market
All foreign exchange transactions are subject to the requirements and regulations set forth in the ordered text on Foreign Exchange and Foreign Trade of the BCRA (“Foreign Exchange Regulations”).
Through these regulations, the BCRA establishes that access to the Foreign Exchange Market to purchase foreign currency and/or make transfers abroad requires prior approval, except for certain exceptions that comply with the conditions established in the Foreign Exchange Regulations, including:

-	The acquisition of shares in the capital stock of local and/or foreign companies.

-	The payment of freight services for goods export operations.

-	The payment of interest accrued as of January 1, 2025.

-	The collection of export proceeds for the payment of principal and interest on foreign financial debt.

-	Prepayment of principal and interest on foreign financial debt more than three business days prior to maturity.

-
Prepayment of principal and interest on certain local financial debt in foreign currency, simultaneously requiring the settlement of funds for the issuance of new local financial debt in foreign currency.

-
The payment, in Argentina or abroad, of principal and interest on debt through the issuance of debt securities in foreign currency, provided that such securities have been fully subscribed abroad and all funds obtained have been settled through the Foreign Exchange Market.

-	The payment of dividends to non-resident shareholders accrued from fiscal years beginning on or after January 1, 2025.

-	The payment of imports of goods with customs entry registration as of December 13, 2023, and services provided and/or accrued as of that date.
Additionally, in order to access the Foreign Exchange Market, the BCRA requires the presentation of a sworn statement confirming that: (i) all foreign currency holdings in Argentina are deposited in local bank accounts, and that there are no liquid assets available abroad and/or Argentine certificates of deposit representing foreign shares (“CEDEAR”) for an aggregate amount in excess of US$ 100,000; (ii) in the 90 calendar days prior to accessing the Foreign Exchange Market, it has not executed certain sales transactions with settlement in foreign currency, exchange for foreign assets, acquisition with pesos of securities issued by non-residents,
CEDEARs, private debt securities issued abroad, deliveries of funds in local currency or other local assets in exchange for foreign assets, crypto assets, and/or securities deposited abroad, and the commitment is required not to carry out this type of transaction within 90 calendar days after accessing the Foreign Exchange Market, plus a commitment not to execute such transactions within 90 calendar days of accessing the Foreign Exchange Market; (iii) in the 90 calendar days prior to accessing the Foreign Exchange Market, no deliveries of funds in pesos or other liquid local assets were made in Argentina to direct controllers or members of the economic group.
Likewise, during 2025, the BCRA announced other measures to make the foreign exchange rate regime more flexible, including: (i) the dollar exchange rate on the Foreign Exchange Market may fluctuate between a minimum and maximum range, eliminating the crawling peg adjustment mechanism; and (ii) the “blend” dollar is eliminated (see section “Export Increase Program”).
Furthermore, funds received from abroad originating from certain transactions must be settled through the Foreign Exchange Market, under the conditions and terms established by the BCRA in the Foreign Exchange Regulations.

Export Increase Program
In relation to settlements through the Foreign Exchange Market of funds received from abroad, from October 2023 to April 2025, the proceeds from exports of certain goods and services related to the hydrocarbon industry, pre-financing
and/or post-financing of exports or advance payments of exports, among others, made under the Export Increase Program could be partially used for the purchase and sale of securities quoted in foreign currency and settled in pesos at the percentages and terms determined in the Foreign Exchange Regulations, with the remaining percentage to be settled on the Foreign Exchange Market.
In April 2025, the Export Increase Program was repealed, and as of that date, payments for exports of goods and services, pre-financing
and/or post-financing of exports, or advance payments for exports must be deposited and settled in full through the Foreign Exchange Market within a general period of
20
days.
Investment Promotion Regime for the Exploitation of Hydrocarbons - Decree No. 929/2013
On December 13, 2024, the BCRA issued Communication “A” 8,155 that allows exporters that have a project included in the Investment Promotion Regime for the Exploitation of Hydrocarbons established by Decree No. 929/2013 to obtain compliance before the financial entity for the part of the export permit that is covered by “Certificate Decree 929/2013” issued under the provisions of Resolution No. 26/2023 of the SE. See Note 35.f.3).
35.k) Decree of Necessity and Urgency (“DNU”, by its acronym in Spanish) No. 70/2023
On December 21, 2023, Decree No. 70/2023 was published, declaring the state of public emergency in economic, financial, fiscal, administrative, pension, tariff, health, and social matters until December 31, 2025. This decree repeals, introduces, and/or amends certain laws. The main measures established include the following: (i) reforming the structures of existing subsidies in order to ensure that final users have access to basic and essential electricity and natural gas consumption; (ii) calculating the cost of basic consumption based on the tariffs of each supply point; (iii) defining mechanisms related to the allocation of subsidies and their collection by users; (iv) amending the LGS and Law No. 23,696 (“State Reform Law”) to establish that no prerogatives or advantages of public law will be granted to companies in which the National Government is a shareholder; (v) amending Law No. 20,680 (“Supply Law”) which granted the Ministry of Economy’s Secretariat of Commerce the power to impose regulations and sanctions related to the supply and distribution of goods; and (vi) repealing Decree No. 1,060/2000 which set maximum deadlines to contracts for the exclusive supply of fuels signed between oil and gas companies and gas stations and limited to 40% the interest of the former in the networks of gas stations commercializing the brands of their property.
Although the DNU No. 70/2023 needs to be debated and ratified by at least one of the chambers of the National Congress, its provisions are effective since December 29, 2023, except for some provisions that have been subject to precautionary measures that suspended their validity. On March 14, 2024, the Chamber of Senators of the National Congress rejected the Decree No. 70/2023. As of the date of issuance of these consolidated financial statements, is pending to be considered by the Chamber of Deputies of the National Congress, and it is not possible to anticipate the evolution of the modifications set out in such DNU nor the new measures that might be announced nor its impacts.
35.l) Law of Bases and Starting Points for the Freedom of Argentines No. 27,742 (“Bases Law”) and Regulatory Decree No. 1,057/2024 (“Decree No. 1,057/2024”)
On July 8, 2024, the Bases Law was published, which introduced several amendments to the Argentine legal framework including, among others: (i) the declaration of emergency in administrative, economic, financial and energy matters for a term of 1 year; (ii) the administrative reorganization of the National State; (iii) the privatization of certain companies and corporations wholly or majority owned by the National State; (iv) amendments to the Administrative Procedures Law No. 19,549; (v) amendments in the energy and oil and gas matters (see Notes 35.a.1), 35.b.1) and 35.c.1)); (vi) the creation of the RIGI to encourage large investments with tax, customs and exchange benefits, guaranteeing legal certainty and the protection of acquired rights (see Note 35.g)); and (vii) a labor and union reform.
On November 28, 2024, Decree No. 1,057/2024 was published, which regulated various aspects of the Bases Law. See Notes 35.a.1), 35.b.1) and 35.c.1).
The dates indicated correspond to the date of publication in the respective Official Gazettes, unless otherwise indicated.